Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings Table [Abstract]
Schedule of borrowings
		As of December 31,
		2022	2021
Current portion of long-term bank borrowings	(a)	$947,559	$933,110
Current portion of long-term third party borrowing	(b)	2,234,057	15,132,910
Long-term bank borrowings	(a)	432,179	859,120
Long-term third party borrowing	(b)	13,467,639	-
Total borrowings		$17,081,434	$16,925,140